Debt Credit Agreement (Details) (USD $)	0 Months Ended	12 Months Ended
	May 17, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011
Line of Credit Facility [Line Items]
Proceeds from Issuance of Long-term Debt	$ 1,000,000,000
Loss on extinguishment of debt		(34,000,000)	(39,000,000)	(1,000,000)
Payments of Debt Issuance Costs	23,000,000
Amended and Restated Credit Agreement [Member]
Line of Credit Facility [Line Items]
Loss on extinguishment of debt		(1,000,000)	(39,000,000)
Payments of Debt Issuance Costs			14,000,000
Unamortized Debt Issuance Costs		19,000,000
Revolver, Due 2018 [Member] | JPMorgan Chase Bank, N.A. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Increase, Additional Borrowings	2,400,000,000		1,300,000,000
Revolver, Due 2018 [Member] | Revolving Credit Facility [Member] | JPMorgan Chase Bank, N.A. [Member]
Line of Credit Facility [Line Items]
Credit Agreement on Senior Secured Facilities		1,500,000,000
Borrowings as of December 31		0
Rates effective as of December 31		0.00%
Revolver, Due 2018 [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member] | ABR
Line of Credit Facility [Line Items]
Basis spread of variable rate		0.25%	0.25%
Revolver, Due 2018 [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member] | LIBOR
Line of Credit Facility [Line Items]
Basis spread of variable rate		1.00%	1.25%
Tranche A, Due 2018 [Member] | JPMorgan Chase Bank, N.A. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Increase, Additional Borrowings			574,000,000
Tranche A, Due 2018 [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Contingent change in applicable rate		0.00%
Tranche A, Due 2018 [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Contingent change in applicable rate		2.25%
Tranche A, Due 2018 [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member]
Line of Credit Facility [Line Items]
Credit Agreement on Senior Secured Facilities		575,000,000
Rates effective as of December 31		1.1875%
Tranche A, Due 2018 [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member] | ABR
Line of Credit Facility [Line Items]
Basis spread of variable rate		0.25%	0.25%
Tranche A, Due 2018 [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member] | LIBOR
Line of Credit Facility [Line Items]
Basis spread of variable rate		1.00%	1.25%
Tranche A, Due 2018 [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A. [Member] | Loans Payable [Member]
Line of Credit Facility [Line Items]
Borrowings as of December 31		400,000,000	564,000,000
Credit Agreement [Member] | Secured Debt [Member] | JPMorgan Chase Bank, N.A. [Member]
Line of Credit Facility [Line Items]
Credit Agreement on Senior Secured Facilities					3,000,000,000
Letters of Credit Issued		$ 12,000,000
Consolidated Leverage Ratio Required		275.00%